Debt, Revolving Credit Facilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Revolving credit
Maximum borrowing capacity	$ 300.0
Letters of credit outstanding	0.2
Letters of credit available for use	299.8
Commitment fees	0.41%
LIBOR	0.30%
Contractual spread	0.20%
Borrowing rate: One-month London InterBank Offered Rate ("LIBOR") plus contractual spread	0.50%	[1]
Range of commitment fees - minimum	0.20%	[2]
Range of commitment fees - maximum	0.45%	[2]
Fees recognized	1.2		3.8	5.9
Agreement date	December 2010
Maturity date	December 2015
Borrowing rate, description	Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on U.S. Cellular’s credit rating or, at U.S. Cellular’s option, an alternate “Base Rate” as defined in the revolving credit agreement. U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by U.S. Cellular and approved by the lenders). If U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.
Revolving credit facility
Revolving credit
Debt issuance cost	$ 3.8

[1]	Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on U.S. Cellular’s credit rating or, at U.S. Cellular’s option, an alternate “Base Rate” as defined in the revolving credit agreement. U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by U.S. Cellular and approved by the lenders). If U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.
[2]	The revolving credit facility has commitment fees based on the unsecured senior debt ratings assigned to U.S. Cellular by certain ratings agencies.